Schedule of Investments (unaudited)	iShares® BBB Rated Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)(a)	$15	$13,791
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	34	28,114
		41,905
Aerospace & Defense — 3.1%
Boeing Co. (The)
4.88%, 05/01/25 (Call 04/01/25)	112	110,975
5.04%, 05/01/27 (Call 03/01/27)	60	59,426
5.15%, 05/01/30 (Call 02/01/30)	79	76,980
5.71%, 05/01/40 (Call 11/01/39)	37	35,239
5.81%, 05/01/50 (Call 11/01/49)	71	66,954
5.93%, 05/01/60 (Call 11/01/59)	37	34,424
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	56	54,116
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	82	76,130
4.03%, 10/15/47 (Call 04/15/47)	34	28,912
5.25%, 05/01/50 (Call 11/01/49)	19	19,290
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	37	25,309
4.13%, 11/16/28 (Call 08/16/28)	97	94,001
4.50%, 06/01/42	52	47,947
4.63%, 11/16/48 (Call 05/16/48)	49	44,998
		774,701
Agriculture — 1.9%
Altria Group Inc.
4.40%, 02/14/26 (Call 12/14/25)(a)	41	40,331
4.80%, 02/14/29 (Call 11/14/28)	30	28,874
5.80%, 02/14/39 (Call 08/14/38)	37	34,344
5.95%, 02/14/49 (Call 08/14/48)	75	66,212
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	15	11,798
3.22%, 08/15/24 (Call 06/15/24)	56	54,004
3.56%, 08/15/27 (Call 05/15/27)	71	64,743
4.39%, 08/15/37 (Call 02/15/37)	34	26,727
4.54%, 08/15/47 (Call 02/15/47)	49	35,583
4.74%, 03/16/32 (Call 12/16/31)(a)	34	30,538
5.65%, 03/16/52 (Call 09/16/51)	26	21,767
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	15	12,432
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	56	55,067
		482,420
Apparel — 0.1%
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	37	34,726

Auto Manufacturers — 1.8%
General Motors Co.
6.25%, 10/02/43	56	53,881
6.60%, 04/01/36 (Call 10/01/35)	37	37,413
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	150	131,568
1.70%, 08/18/23	112	109,121
2.35%, 01/08/31 (Call 10/08/30)	97	74,865
2.90%, 02/26/25 (Call 01/26/25)	37	34,975
		441,823
Auto Parts & Equipment — 0.2%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	19	11,842
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	11	9,258
4.15%, 05/01/52 (Call 11/01/51)	11	8,288
Security	Par (000)	Value

Auto Parts & Equipment (continued)
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	$26	$23,429
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	7	5,882
		58,699
Banks — 7.7%
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	200	152,252
3.65%, 03/16/25	225	214,338
Citigroup Inc.
3.50%, 05/15/23	94	93,543
4.45%, 09/29/27(a)	75	72,227
4.60%, 03/09/26	34	33,471
4.75%, 05/18/46	37	31,563
6.63%, 06/15/32	15	15,839
6.68%, 09/13/43	19	20,614
Deutsche Bank AG/New York NY, 2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(b)	150	131,285
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	131	129,962
4.77%, 07/28/30 (Call 07/28/29)(b)	5	4,699
8.25%, 03/01/38	11	13,351
Goldman Sachs Group Inc. (The)
4.25%, 10/21/25	37	36,301
5.15%, 05/22/45	50	47,812
6.75%, 10/01/37	82	88,401
HSBC Holdings PLC, 4.25%, 08/18/25	225	215,931
KeyCorp, 4.79%, 06/01/33 (Call 06/01/32)(a)(b)	60	56,831
Morgan Stanley, 5.00%, 11/24/25	82	82,221
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	75	71,468
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (1 day SOFR + 0.787%)(b)	225	208,334
Wells Fargo & Co.
4.30%, 07/22/27	79	76,274
4.75%, 12/07/46	55	47,366
4.90%, 11/17/45	90	79,282
Westpac Banking Corp.
2.96%, 11/16/40	22	14,509
3.13%, 11/18/41	19	12,436
		1,950,310
Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	60	58,256
4.70%, 02/01/36 (Call 08/01/35)	90	86,042
4.90%, 02/01/46 (Call 08/01/45)	124	116,164
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	52	47,954
4.60%, 04/15/48 (Call 10/15/47)	52	47,280
4.60%, 06/01/60 (Call 12/01/59)	37	33,364
5.45%, 01/23/39 (Call 07/23/38)	37	37,767
5.55%, 01/23/49 (Call 07/23/48)	67	68,228
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	45	43,027
3.75%, 05/01/50 (Call 11/01/49)	22	16,827
4.75%, 05/09/32 (Call 02/09/32)(a)	26	25,131
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 01/03/23)	75	70,994
2.25%, 03/15/31 (Call 12/15/30)(a)	37	29,876
3.35%, 03/15/51 (Call 09/15/50)	34	23,795
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)	34	27,296
		732,001

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 3.0%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	$49	$44,594
2.30%, 02/25/31 (Call 11/25/30)	56	46,509
2.77%, 09/01/53 (Call 03/01/53)	37	23,061
2.80%, 08/15/41 (Call 02/15/41)	45	32,275
3.63%, 05/22/24 (Call 02/22/24)(a)	94	92,500
4.40%, 05/01/45 (Call 11/01/44)	64	55,071
4.66%, 06/15/51 (Call 12/15/50)	56	50,218
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	52	49,621
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	11	7,552
3.25%, 02/15/51 (Call 08/15/50)	30	20,954
4.05%, 09/15/25 (Call 06/15/25)	37	36,025
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 12/12/22)	75	72,371
1.65%, 10/01/30 (Call 07/01/30)	86	68,997
4.75%, 03/01/46 (Call 09/01/45)	56	51,613
4.80%, 04/01/44 (Call 10/01/43)	41	38,541
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	7	5,480
2.80%, 09/15/50 (Call 03/15/50)	11	7,037
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	37	33,159
3.30%, 09/02/40 (Call 03/02/40)	30	21,512
		757,090
Building Materials — 0.7%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	21	19,829
2.49%, 02/15/27 (Call 12/15/26)	56	50,797
3.58%, 04/05/50 (Call 10/05/49)	37	27,012
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	26	20,536
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	26	17,894
3.50%, 12/15/27 (Call 09/15/27)	19	17,766
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	19	16,937
4.50%, 06/15/47 (Call 12/15/46)	7	5,930
		176,701
Chemicals — 2.0%
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)(a)	22	21,511
6.33%, 07/15/29 (Call 05/15/29)	22	21,139
CF Industries Inc., 5.38%, 03/15/44	11	10,113
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	37	29,495
3.60%, 11/15/50 (Call 05/15/50)	85	60,840
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	60	59,660
5.42%, 11/15/48 (Call 05/15/48)	37	35,793
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	19	18,080
4.65%, 10/15/44 (Call 04/15/44)	15	12,296
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	11	9,759
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	15	12,935
LYB International Finance III LLC
3.80%, 10/01/60 (Call 04/01/60)	22	14,532
4.20%, 05/01/50 (Call 11/01/49)	37	27,702
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	30	28,573
Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	$22	$18,879
3.95%, 05/13/50 (Call 11/13/49)	11	8,600
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	67	62,892
4.50%, 06/01/47 (Call 12/01/46)	34	29,341
Westlake Corp., 5.00%, 08/15/46 (Call 02/15/46)	19	16,085
		498,225
Commercial Services — 1.0%
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	22	18,758
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	26	20,134
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	161	140,526
4.15%, 08/15/49 (Call 02/15/49)(a)	7	5,013
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	11	8,745
2.55%, 08/18/60 (Call 02/18/60)	7	4,014
2.75%, 08/19/41 (Call 02/19/41)	15	10,635
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	37	34,713
Verisk Analytics Inc., 3.63%, 05/15/50 (Call 11/15/49)	7	4,981
		247,519
Computers — 1.9%
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(c)	22	14,095
6.02%, 06/15/26 (Call 03/15/26)(a)	120	122,476
8.10%, 07/15/36 (Call 01/15/36)	26	29,883
8.35%, 07/15/46 (Call 01/15/46)	5	5,834
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	94	89,660
6.35%, 10/15/45 (Call 04/15/45)(a)	19	19,531
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	30	28,010
2.65%, 06/17/31 (Call 03/17/31)	37	28,940
4.75%, 01/15/28 (Call 12/15/27)	49	47,669
6.00%, 09/15/41	19	18,498
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)	19	14,191
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	26	23,416
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	45	42,447
		484,650
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.40%, 10/29/33 (Call 07/29/33)	160	123,937
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	56	52,622
2.10%, 09/01/28 (Call 07/01/28)	56	45,460
2.88%, 01/15/26 (Call 12/15/25)(a)	37	34,123
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	56	44,606
8.00%, 11/01/31	19	20,333
Capital One Financial Corp., 2.60%, 05/11/23 (Call 04/11/23)	112	110,925
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)(a)	12	7,289
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	75	70,346
Jefferies Financial Group Inc., 6.25%, 01/15/36	34	33,843
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	37	28,470
3.25%, 04/28/50 (Call 10/28/49)	30	20,799
Nomura Holdings Inc., 1.85%, 07/16/25	200	182,521
Synchrony Financial, 2.88%, 10/28/31 (Call 07/28/31)	37	27,960

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	$37	$32,256
		835,490
Electric — 4.8%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	30	24,162
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	26	20,624
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	37	35,384
Constellation Energy Generation LLC, 6.25%, 10/01/39	19	19,865
Dominion Energy Inc.
Series B, 3.30%, 04/15/41 (Call 10/15/40)	19	14,308
Series C, 3.38%, 04/01/30 (Call 01/01/30)	60	53,094
DTE Energy Co., Series C, 2.53%, 10/01/24(d)	52	49,601
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	71	59,523
3.50%, 06/15/51 (Call 12/15/50)(a)	30	21,466
3.75%, 04/15/24 (Call 01/15/24)	64	63,039
3.75%, 09/01/46 (Call 03/01/46)	37	27,788
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	19	15,106
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	19	15,113
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	64	58,715
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)	26	24,498
4.70%, 04/15/50 (Call 10/15/49)	34	30,142
Georgia Power Co.
5.13%, 05/15/52 (Call 11/15/51)	19	18,300
Series A, 3.25%, 03/15/51 (Call 09/15/50)	34	24,079
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	94	77,897
4.45%, 06/20/25	52	51,712
Pacific Gas and Electric Co.
3.25%, 06/01/31 (Call 03/01/31)	49	40,262
3.50%, 08/01/50 (Call 02/01/50)(a)	41	26,753
4.00%, 12/01/46 (Call 06/01/46)	19	13,118
4.55%, 07/01/30 (Call 01/01/30)	67	61,188
4.95%, 07/01/50 (Call 01/01/50)	49	39,218
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	22	17,684
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	26	23,911
4.00%, 02/01/48 (Call 08/01/47)	26	20,101
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	64	63,308
3.25%, 07/01/26 (Call 04/01/26)	94	89,284
4.40%, 07/01/46 (Call 01/01/46)	41	34,579
WEC Energy Group Inc., 2.20%, 12/15/28 (Call 10/15/28)	22	18,680
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	52	44,399
		1,196,901
Electronics — 0.5%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	19	15,510
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	19	15,192
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	19	15,178
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	15	13,944
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	30	28,045
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	11	9,564
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	22	17,027
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	25	18,167
		132,627
Security	Par (000)	Value

Entertainment — 0.7%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(c)	$90	$76,491
5.14%, 03/15/52 (Call 09/15/51)(c)	116	89,720
		166,211
Environmental Control — 0.6%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	56	52,600
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	15	12,070
2.95%, 01/15/52 (Call 07/15/51)	19	13,006
3.20%, 06/01/32 (Call 03/01/32)	19	16,558
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	37	29,304
4.15%, 07/15/49 (Call 01/15/49)	15	13,095
		136,633
Food — 2.6%
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	26	25,139
4.80%, 03/15/48 (Call 09/15/47)	7	6,355
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	64	53,335
5.40%, 11/01/48 (Call 05/01/48)	15	14,167
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	7	4,834
4.00%, 04/17/25 (Call 02/17/25)	37	36,419
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	19	14,883
4.38%, 03/15/45	7	5,768
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	37	34,696
4.50%, 04/01/46	7	6,077
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	101	85,192
5.00%, 07/15/35 (Call 01/15/35)	37	36,140
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	37	30,228
3.95%, 01/15/50 (Call 07/15/49)(a)	19	15,124
4.45%, 02/01/47 (Call 08/01/46)	15	12,811
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	41	36,036
1.85%, 02/15/31 (Call 11/15/30)	11	8,545
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	26	24,145
1.88%, 10/15/32 (Call 07/15/32)	19	14,560
2.63%, 09/04/50 (Call 03/04/50)	19	12,228
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	15	10,282
3.30%, 07/15/26 (Call 04/15/26)	26	24,645
5.95%, 04/01/30 (Call 01/01/30)	15	15,706
6.60%, 04/01/50 (Call 10/01/49)	22	24,671
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	30	29,455
4.35%, 03/01/29 (Call 12/01/28)(a)	37	35,795
5.10%, 09/28/48 (Call 03/28/48)	26	24,412
		641,648
Forest Products & Paper — 0.1%
International Paper Co., 4.40%, 08/15/47 (Call 02/15/47)	30	25,054

Gas — 0.3%
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	19	15,100

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
NiSource Inc.
3.60%, 05/01/30 (Call 02/01/30)	$30	$26,948
4.38%, 05/15/47 (Call 11/15/46)	37	31,159
		73,207
Health Care - Products — 1.0%
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	86	76,593
3.13%, 12/01/51 (Call 06/01/51)	7	4,677
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	26	24,315
2.65%, 06/01/30 (Call 03/01/30)(a)	7	6,033
4.70%, 03/01/49 (Call 09/01/48)(a)	11	10,051
Koninklijke Philips NV, 6.88%, 03/11/38	19	20,537
PerkinElmer Inc., 1.90%, 09/15/28 (Call 07/15/28)	34	28,308
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	11	8,599
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	15	13,735
3.50%, 03/15/26 (Call 12/15/25)	37	35,777
4.63%, 03/15/46 (Call 09/15/45)	19	17,122
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	15	12,150
		257,897
Health Care - Services — 2.9%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	22	17,124
6.63%, 06/15/36	19	20,114
Centene Corp.
2.63%, 08/01/31 (Call 05/01/31)	56	44,381
4.63%, 12/15/29 (Call 12/15/24)	75	69,650
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	75	67,469
2.55%, 03/15/31 (Call 12/15/30)	56	47,215
3.60%, 03/15/51 (Call 09/15/50)	94	71,340
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(c)	26	23,646
3.50%, 09/01/30 (Call 03/01/30)	60	51,728
3.50%, 07/15/51 (Call 01/15/51)	56	37,771
4.13%, 06/15/29 (Call 03/15/29)	64	58,503
5.25%, 06/15/49 (Call 12/15/48)(a)	34	29,860
5.38%, 02/01/25	56	55,880
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	41	37,742
3.85%, 10/01/24 (Call 07/01/24)	37	36,321
3.95%, 08/15/49 (Call 02/15/49)	19	15,285
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	11	9,754
4.70%, 02/01/45 (Call 08/01/44)(a)	11	9,649
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	26	24,882
Universal Health Services Inc., 2.65%, 01/15/32 (Call 10/15/31)(a)(c)	15	11,474
		739,788
Holding Companies - Diversified — 0.8%
Ares Capital Corp., 2.15%, 07/15/26 (Call 06/15/26)	75	63,832
Blackstone Private Credit Fund
3.25%, 03/15/27 (Call 02/15/27)	45	38,832
4.70%, 03/24/25(a)	37	35,931
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	34	27,226
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	37	32,461
		198,282
Security	Par (000)	Value

Home Builders — 0.2%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	$37	$35,238
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	22	21,051
		56,289
Home Furnishings — 0.0%
Whirlpool Corp., 4.60%, 05/15/50 (Call 11/15/49)(a)	11	8,632

Household Products & Wares — 0.1%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	15	11,535
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	30	24,002
		35,537
Insurance — 2.0%
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	50	48,519
4.38%, 06/30/50 (Call 12/30/49)	30	25,901
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	37	31,572
Aon Global Ltd., 4.75%, 05/15/45 (Call 11/15/44)	26	22,719
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	19	13,331
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	15	12,337
3.95%, 05/25/51 (Call 11/25/50)	19	13,124
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	15	11,130
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)	19	14,734
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	45	41,781
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(c)	37	33,716
4.40%, 04/05/52 (Call 10/05/51)(c)	19	15,275
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	26	24,753
5.00%, 04/20/48 (Call 10/20/47)	12	10,469
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	16	10,367
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	41	33,422
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	26	22,302
3.60%, 08/19/49 (Call 02/19/49)	19	13,991
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	7	4,518
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	22	18,260
7.00%, 06/15/40	7	7,249
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	9	6,130
5.00%, 04/05/46	15	13,221
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	7	4,909
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	7	5,020
4.50%, 09/15/28 (Call 06/15/28)	34	32,173
		490,923
Internet — 1.0%
eBay Inc.
3.60%, 06/05/27 (Call 03/05/27)	94	88,866
3.65%, 05/10/51 (Call 11/10/50)	7	5,113
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	37	31,665
5.00%, 02/15/26 (Call 11/15/25)	56	55,843
Netflix Inc., 5.88%, 11/15/28	60	60,613
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	7	5,702
		247,802
Iron & Steel — 0.6%
ArcelorMittal SA, 4.25%, 07/16/29(a)	26	23,329

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	$131	$122,250
		145,579
Lodging — 0.1%
Marriott International Inc./MD, Series EE, 5.75%, 05/01/25 (Call 04/01/25)	23	23,389

Machinery — 0.5%
CNH Industrial Capital LLC, 1.88%, 01/15/26 (Call 12/15/25)	52	46,742
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	7	5,253
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	19	15,818
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	34	28,922
3.11%, 02/15/40 (Call 08/15/39)	11	8,268
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	22	21,136
		126,139
Manufacturing — 0.8%
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	34	31,735
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	19	17,766
4.15%, 11/02/42	30	26,185
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	60	54,173
3.30%, 11/21/24 (Call 08/21/24)	37	35,806
4.00%, 06/14/49 (Call 12/14/48)	22	17,638
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	25	20,586
		203,889
Media — 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	116	91,841
3.70%, 04/01/51 (Call 10/01/50)	64	40,982
3.85%, 04/01/61 (Call 10/01/60)	49	30,231
3.95%, 06/30/62 (Call 12/30/61)	45	28,358
4.91%, 07/23/25 (Call 04/23/25)	112	110,331
5.38%, 05/01/47 (Call 11/01/46)	45	37,264
6.48%, 10/23/45 (Call 04/23/45)	75	70,989
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	49	43,959
4.00%, 09/15/55 (Call 03/15/55)	45	28,808
5.20%, 09/20/47 (Call 03/20/47)	37	28,720
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	37	35,723
5.58%, 01/25/49 (Call 07/25/48)(a)	22	19,820
Paramount Global
4.38%, 03/15/43	22	15,494
4.75%, 05/15/25 (Call 04/15/25)	67	66,350
4.95%, 01/15/31 (Call 10/15/30)	34	30,607
4.95%, 05/19/50 (Call 11/19/49)	26	19,344
Thomson Reuters Corp., 5.85%, 04/15/40	5	4,931
Time Warner Cable Enterprises LLC, 8.38%, 03/15/23	150	151,200
Time Warner Cable LLC
6.55%, 05/01/37	41	39,362
6.75%, 06/15/39	64	61,774
		956,088
Mining — 0.5%
Barrick North America Finance LLC, 5.70%, 05/30/41	26	26,259
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	26	23,788
5.40%, 11/14/34 (Call 05/14/34)	22	20,762
Security	Par (000)	Value

Mining (continued)
5.45%, 03/15/43 (Call 09/15/42)(a)	$22	$19,670
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	44	40,297
		130,776
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28 (Call 10/01/28)	41	34,818

Oil & Gas — 3.1%
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	37	34,832
6.25%, 03/15/38	15	15,269
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	19	13,726
6.75%, 11/15/39	28	29,432
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	12	9,110
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	19	17,739
5.00%, 06/15/45 (Call 12/15/44)	19	17,014
5.60%, 07/15/41 (Call 01/15/41)	15	14,454
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	37	32,898
4.40%, 03/24/51 (Call 09/24/50)(a)	15	11,839
Hess Corp.
5.60%, 02/15/41	26	24,870
7.30%, 08/15/31	27	29,585
Marathon Oil Corp., 6.60%, 10/01/37	19	19,480
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	75	74,455
6.50%, 03/01/41 (Call 09/01/40)	15	15,703
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)	150	146,883
4.88%, 11/15/44 (Call 05/15/44)	52	48,499
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	112	99,873
Suncor Energy Inc., 3.75%, 03/04/51 (Call 09/04/50)	49	36,360
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)	37	30,600
3.65%, 12/01/51 (Call 06/01/51)	19	13,845
6.63%, 06/15/37	30	32,269
		768,735
Oil & Gas Services — 0.4%
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	19	16,416
4.85%, 11/15/35 (Call 05/15/35)	15	14,010
5.00%, 11/15/45 (Call 05/15/45)(a)	30	26,984
7.45%, 09/15/39	19	21,713
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	7	6,230
3.95%, 12/01/42 (Call 06/01/42)	7	5,011
		90,364
Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	25	20,157
Sonoco Products Co., 2.85%, 02/01/32 (Call 11/01/31)	25	20,407
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	26	20,770
4.90%, 03/15/29 (Call 12/15/28)(a)	19	18,355
		79,689

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 6.0%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	$94	$90,034
2.95%, 11/21/26 (Call 09/21/26)(a)	176	164,734
4.05%, 11/21/39 (Call 05/21/39)	60	52,356
4.25%, 11/21/49 (Call 05/21/49)	71	60,686
4.50%, 05/14/35 (Call 11/14/34)	56	52,901
4.70%, 05/14/45 (Call 11/14/44)	71	65,092
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	26	21,585
4.30%, 12/15/47 (Call 06/15/47)	7	5,882
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	34	27,235
3.36%, 06/06/24 (Call 04/06/24)	37	36,156
3.79%, 05/20/50 (Call 11/20/49)	17	13,324
4.67%, 06/06/47 (Call 12/06/46)	15	13,591
Cardinal Health Inc., 4.37%, 06/15/47 (Call 12/15/46)	7	5,556
Cigna Corp.
3.40%, 03/15/51 (Call 09/15/50)	37	26,861
4.13%, 11/15/25 (Call 09/15/25)	112	110,165
4.38%, 10/15/28 (Call 07/15/28)	56	54,576
4.80%, 07/15/46 (Call 01/16/46)	71	64,503
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)(a)	49	39,318
3.88%, 07/20/25 (Call 04/20/25)	90	88,521
4.30%, 03/25/28 (Call 12/25/27)	61	59,236
4.78%, 03/25/38 (Call 09/25/37)	94	86,806
5.05%, 03/25/48 (Call 09/25/47)	105	97,226
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	26	20,140
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	150	150,222
Viatris Inc.
2.70%, 06/22/30 (Call 03/22/30)(a)	49	38,944
4.00%, 06/22/50 (Call 12/22/49)	30	19,541
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	37	30,457
4.70%, 02/01/43 (Call 08/01/42)	26	24,121
		1,519,769
Pipelines — 6.3%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	15	12,655
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	19	14,847
5.88%, 03/31/25 (Call 10/02/24)	75	75,415
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	34	26,686
4.00%, 11/15/49 (Call 05/15/49)(a)	45	35,259
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	52	46,065
4.15%, 09/15/29 (Call 06/15/29)	22	19,940
5.00%, 05/15/44 (Call 11/15/43)	37	30,688
5.00%, 05/15/50 (Call 11/15/49)	75	61,767
5.15%, 03/15/45 (Call 09/15/44)	37	31,475
5.50%, 06/01/27 (Call 03/01/27)	19	19,005
5.88%, 01/15/24 (Call 10/15/23)	37	37,137
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	56	48,409
3.20%, 02/15/52 (Call 08/15/51)	41	27,696
3.75%, 02/15/25 (Call 11/15/24)	37	36,177
3.95%, 01/31/60 (Call 07/31/59)	19	14,061
4.20%, 01/31/50 (Call 07/31/49)	26	20,766
4.25%, 02/15/48 (Call 08/15/47)	26	21,022
Security	Par (000)	Value

Pipelines (continued)
4.45%, 02/15/43 (Call 08/15/42)	$26	$22,057
4.85%, 03/15/44 (Call 09/15/43)	19	16,852
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	26	27,696
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	49	34,898
4.30%, 06/01/25 (Call 03/01/25)	112	110,274
5.55%, 06/01/45 (Call 12/01/44)	30	28,077
7.75%, 01/15/32	34	38,488
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	15	11,203
4.25%, 09/15/46 (Call 03/15/46)	15	11,698
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	37	30,386
4.50%, 04/15/38 (Call 10/15/37)	37	31,726
5.50%, 02/15/49 (Call 08/15/48)	37	33,334
ONEOK Inc.
5.20%, 07/15/48 (Call 01/15/48)	34	28,927
5.85%, 01/15/26 (Call 12/15/25)(a)	37	37,524
6.35%, 01/15/31 (Call 10/15/30)	27	27,696
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	41	35,729
4.90%, 02/15/45 (Call 08/15/44)	11	8,726
5.15%, 06/01/42 (Call 12/01/41)	11	9,062
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (Call 11/15/29)(a)	52	49,079
5.63%, 03/01/25 (Call 12/01/24)	52	52,168
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	45	39,298
6.25%, 07/01/52 (Call 01/01/52)	11	10,609
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	37	34,332
2.50%, 10/12/31 (Call 07/12/31)	34	27,497
4.25%, 05/15/28 (Call 02/15/28)	15	14,331
5.10%, 03/15/49 (Call 09/15/48)	26	24,225
6.20%, 10/15/37	26	26,833
7.63%, 01/15/39	26	30,326
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	41	33,675
4.55%, 06/24/24 (Call 03/24/24)	67	66,259
5.10%, 09/15/45 (Call 03/15/45)	71	63,526
		1,595,581
Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	60	45,725
4.00%, 02/01/50 (Call 08/01/49)	34	26,219
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	34	22,531
3.38%, 10/15/26 (Call 07/15/26)	37	34,475
3.80%, 08/15/29 (Call 05/15/29)	109	99,624
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	79	64,613
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	30	22,691
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	30	21,064
3.20%, 09/01/24 (Call 07/01/24)	150	145,525
3.80%, 02/15/28 (Call 11/15/27)	71	66,275
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	64	59,651
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	67	53,624
2.95%, 09/15/51 (Call 03/15/51)	7	4,477

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)(a)	$30	$23,881
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	15	12,026
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	30	28,386
5.38%, 04/15/26 (Call 01/15/26)	26	25,374
Healthcare Realty Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)(a)	56	52,261
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	30	25,358
3.00%, 01/15/30 (Call 10/15/29)	19	16,394
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	34	28,087
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	30	21,935
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)(a)	41	38,675
VICI Properties LP
4.38%, 05/15/25	56	54,169
5.63%, 05/15/52 (Call 11/15/51)	7	6,319
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	56	45,214
4.95%, 09/01/48 (Call 03/01/48)	11	9,466
Weyerhaeuser Co., 7.38%, 03/15/32	15	16,673
		1,070,712
Retail — 3.5%
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)	22	18,107
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	56	55,310
4.75%, 08/01/32 (Call 05/01/32)	26	25,452
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	19	14,912
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	11	7,423
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)(a)	34	30,845
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	56	54,797
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	56	44,427
2.50%, 04/15/26 (Call 01/15/26)	75	70,276
3.70%, 04/15/46 (Call 10/15/45)	82	62,893
4.25%, 04/01/52 (Call 10/01/51)	56	45,909
5.00%, 04/15/33 (Call 01/15/33)(a)	26	25,836
McDonald’s Corp.
3.60%, 07/01/30 (Call 04/01/30)	71	66,295
3.63%, 09/01/49 (Call 03/01/49)(a)	75	58,394
3.70%, 01/30/26 (Call 10/30/25)	75	73,539
4.88%, 12/09/45 (Call 06/09/45)	26	24,558
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	52	48,595
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	37	31,594
3.00%, 02/14/32 (Call 11/14/31)(a)	30	26,064
3.50%, 11/15/50 (Call 05/15/50)	41	30,745
3.80%, 08/15/25 (Call 06/15/25)	56	55,238
Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (Call 05/18/44)	15	12,782
		883,991
Semiconductors — 2.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	154	145,749
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	105	83,210
3.14%, 11/15/35 (Call 08/15/35)(c)	67	49,597
3.42%, 04/15/33 (Call 01/15/33)(c)	60	48,793
3.50%, 02/15/41 (Call 08/15/40)(a)(c)	52	37,540
4.00%, 04/15/29 (Call 02/15/29)(c)	22	20,086
Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	$11	$8,972
Microchip Technology Inc., 4.25%, 09/01/25 (Call 01/03/23)	56	54,385
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	15	9,952
4.66%, 02/15/30 (Call 11/15/29)	34	31,409
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 05/11/41 (Call 11/11/40)	19	13,546
3.25%, 11/30/51 (Call 05/30/51)	15	9,591
3.88%, 06/18/26 (Call 04/18/26)	22	20,890
4.30%, 06/18/29 (Call 03/18/29)	26	24,209
5.00%, 01/15/33 (Call 10/15/32)	22	20,862
		578,791
Software — 4.8%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	15	9,625
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	26	21,013
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	19	15,544
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	15	10,320
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	112	98,941
3.10%, 03/01/41 (Call 09/01/40)	7	4,914
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	94	90,655
3.20%, 07/01/26 (Call 05/01/26)	19	17,934
3.50%, 07/01/29 (Call 04/01/29)	45	40,551
4.40%, 07/01/49 (Call 01/01/49)	26	21,586
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	41	36,807
2.50%, 04/01/25 (Call 03/01/25)	75	70,953
2.88%, 03/25/31 (Call 12/25/30)	214	178,873
3.40%, 07/08/24 (Call 04/08/24)	131	127,906
3.65%, 03/25/41 (Call 09/25/40)	135	100,938
3.95%, 03/25/51 (Call 09/25/50)	150	109,883
4.10%, 03/25/61 (Call 09/25/60)	56	39,996
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	56	50,424
1.75%, 02/15/31 (Call 11/15/30)	15	11,613
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	19	14,667
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	75	70,607
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	56	52,931
		1,196,681
Telecommunications — 9.4%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	105	94,392
2.75%, 06/01/31 (Call 03/01/31)	75	63,104
3.50%, 06/01/41 (Call 12/01/40)	75	57,606
3.50%, 09/15/53 (Call 03/15/53)	135	95,290
3.65%, 06/01/51 (Call 12/01/50)	67	49,138
3.65%, 09/15/59 (Call 03/15/59)	124	86,355
3.80%, 12/01/57 (Call 06/01/57)	19	13,825
4.50%, 05/15/35 (Call 11/15/34)	64	58,850
4.50%, 03/09/48 (Call 09/09/47)	75	62,812
Bell Telephone Co. of Canada or Bell Canada (The), Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	37	27,490
British Telecommunications PLC, 9.63%, 12/15/30
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	15	11,891
5.45%, 11/15/79 (Call 05/19/79)	7	6,243
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	49	58,297

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	$26	$25,394
5.60%, 06/01/32 (Call 03/01/32)(a)	11	10,938
Orange SA
5.38%, 01/13/42	22	21,603
9.00%, 03/01/31	34	42,034
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	30	28,558
3.70%, 11/15/49 (Call 05/15/49)	19	13,502
5.00%, 03/15/44 (Call 09/15/43)(a)	56	48,655
Telefonica Emisiones SA
4.67%, 03/06/38	100	81,450
7.05%, 06/20/36	11	11,506
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	11	9,440
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	60	49,612
3.00%, 02/15/41 (Call 08/15/40)	56	40,516
3.30%, 02/15/51 (Call 08/15/50)	52	36,196
3.50%, 04/15/25 (Call 03/15/25)	112	108,476
3.60%, 11/15/60 (Call 05/15/60)	45	31,145
3.75%, 04/15/27 (Call 02/15/27)	116	109,876
3.88%, 04/15/30 (Call 01/15/30)	109	99,975
4.50%, 04/15/50 (Call 10/15/49)	19	16,112
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)(a)	116	104,931
1.68%, 10/30/30 (Call 07/30/30)	37	29,015
2.55%, 03/21/31 (Call 12/21/30)	150	124,864
2.99%, 10/30/56 (Call 04/30/56)(a)	75	47,699
3.40%, 03/22/41 (Call 09/22/40)	82	63,153
3.55%, 03/22/51 (Call 09/22/50)(a)	94	69,592
3.70%, 03/22/61 (Call 09/22/60)	56	40,409
4.33%, 09/21/28	187	179,679
4.86%, 08/21/46	37	33,877
Vodafone Group PLC
4.38%, 05/30/28	52	51,459
5.25%, 05/30/48(a)	79	70,872
6.15%, 02/27/37	41	41,688
		2,376,836
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	37	34,846

Transportation — 1.7%
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	64	52,807
3.10%, 12/02/51 (Call 06/02/51)	30	21,107
6.13%, 09/15/2115 (Call 03/15/2115)	11	11,125
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	112	69,999
Security	Par/ Shares (000)	Value

Transportation (continued)
3.35%, 11/01/25 (Call 08/01/25)	$37	$35,653
4.25%, 03/15/29 (Call 12/15/28)	56	54,143
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	56	49,450
3.25%, 05/15/41 (Call 11/15/40)	37	26,824
4.75%, 11/15/45 (Call 05/15/45)	51	44,098
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	15	10,862
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	49	33,752
3.16%, 05/15/55 (Call 11/15/54)	37	25,165
		434,985
Trucking & Leasing — 0.1%
GATX Corp., 3.10%, 06/01/51 (Call 12/01/50)	19	11,699

Water — 0.0%
Essential Utilities Inc., 3.35%, 04/15/50 (Call 10/15/49)	15	10,355

Total Long-Term Investments — 96.1%
(Cost: $28,777,789)		24,197,403

Short-Term Securities

Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	1,839	1,839,286
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	890	890,000

Total Short-Term Securities — 10.8%
(Cost: $2,728,554)		2,729,286

Total Investments — 106.9%
(Cost: $31,506,343)		26,926,689

Liabilities in Excess of Other Assets — (6.9)%		(1,731,844)

Net Assets—100.0%		$25,194,845

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® BBB Rated Corporate Bond ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,635,476	$—	$(1,794,822	)(a)	$(2,361)	$993	$1,839,286	1,839	$4,997	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,810,000	—	(1,920,000	)(a)	—	—	890,000	890	11,914		—
					$(2,361)	$993	$2,729,286		$16,911		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$24,197,403	$—	$24,197,403
Money Market Funds	2,729,286	—	—	2,729,286
	$2,729,286	$24,197,403	$—	$26,926,689

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate